Exhibit 99.1

World Omni Auto Receivables Trust 2026-B
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	1,146,059,046.42	42,852
Yield Supplement Overcollateralization Amount 07/31/26	74,778,405.03	0
Receivables Balance 07/31/26	1,220,837,451.45	42,852
Principal Payments	43,108,595.06	1,222
Defaulted Receivables	1,977,621.77	59
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	71,278,940.37	0
Pool Balance at 08/31/26	1,104,472,294.25	41,571

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.62%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	1,406,046,144.06	46,693

Delinquent Receivables:
Past Due 31-60 days	12,034,833.99	446
Past Due 61-90 days	3,613,516.47	141
Past Due 91-120 days	1,369,965.94	43
Past Due 121+ days	0.00	0
Total	17,018,316.40	630

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	836,695.06
Aggregate Net Losses/(Gains) - August 2026	1,140,926.71
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.12%
Prior Net Losses/(Gains) Ratio	0.88%
Second Prior Net Losses/(Gains) Ratio	0.12%
Third Prior Net Losses/(Gains) Ratio	0.12%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	9,940,250.65
Actual Overcollateralization	9,940,250.65
Weighted Average Contract Rate	5.78%
Weighted Average Contract Rate, Yield Adjusted	8.71%
Weighted Average Remaining Term	56.58

Flow of Funds	$ Amount
Collections	49,808,478.00
Investment Earnings on Cash Accounts	30,627.91
Servicing Fee	(1,017,364.54)
Transfer to Collection Account	-
Available Funds	48,821,741.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,742,139.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	151,707.42
(5) Noteholders' Second Priority Principal Distributable Amount	11,532,220.75
(6) Class C Interest	79,947.00
(7) Noteholders' Third Priority Principal Distributable Amount	19,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,940,250.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,635,476.40

Total Distributions of Available Funds	48,821,741.37

Servicing Fee	1,017,364.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,257,140,000.00
Original Class B	39,490,000.00
Original Class C	19,740,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	1,135,744,515.00
Principal Paid	41,212,471.40
Note Balance @ 09/15/26	1,094,532,043.60

Class A-1
Note Balance @ 08/17/26	87,374,515.00
Principal Paid	41,212,471.40
Note Balance @ 09/15/26	46,162,043.60
Note Factor @ 09/15/26	17.2246431%

Class A-2a
Note Balance @ 08/17/26	250,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	250,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-2b
Note Balance @ 08/17/26	199,140,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	199,140,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-3
Note Balance @ 08/17/26	449,140,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	449,140,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-4
Note Balance @ 08/17/26	90,860,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	90,860,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	39,490,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	39,490,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	19,740,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	19,740,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,973,793.57
Total Principal Paid	41,212,471.40
Total Paid	45,186,264.97

Class A-1
Coupon	3.82200%
Interest Paid	269,011.57
Principal Paid	41,212,471.40
Total Paid to A-1 Holders	41,481,482.97

Class A-2a
Coupon	4.11000%
Interest Paid	856,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	856,250.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.01650%
Interest Paid	644,320.24
Principal Paid	0.00
Total Paid to A-2b Holders	644,320.24

Class A-3
Coupon	4.37000%
Interest Paid	1,635,618.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,635,618.17

Class A-4
Coupon	4.45000%
Interest Paid	336,939.17
Principal Paid	0.00
Total Paid to A-4 Holders	336,939.17

Class B
Coupon	4.61000%
Interest Paid	151,707.42
Principal Paid	0.00
Total Paid to B Holders	151,707.42

Class C
Coupon	4.86000%
Interest Paid	79,947.00
Principal Paid	0.00
Total Paid to C Holders	79,947.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0187512
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.3076653
Total Distribution Amount	34.3264165

A-1 Interest Distribution Amount	1.0037745
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	153.7778784
Total A-1 Distribution Amount	154.7816529

A-2a Interest Distribution Amount	3.4250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4250000

A-2b Interest Distribution Amount	3.2355139
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.2355139

A-3 Interest Distribution Amount	3.6416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6416667

A-4 Interest Distribution Amount	3.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7083334

B Interest Distribution Amount	3.8416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.8416668

C Interest Distribution Amount	4.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	279.82
Noteholders' Third Priority Principal Distributable Amount	478.98
Noteholders' Principal Distributable Amount	241.20

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,290,943.97
Investment Earnings	9,962.13
Investment Earnings Paid	(9,962.13)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,290,943.97
Change	-

Required Reserve Amount	3,290,943.97